Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts receivables	$ 36,000	$ 36,000	$ 24,050
Loan guarantee and financing fees, accumulated amortization	1,334,610	929,498	333,202
Common stock, shares authorized	100,000,000	24,000,000	24,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	1,349,936	1,349,936	1,295,026
Common stock, shares outstanding	1,349,936	1,349,936	1,295,026
Series A Preferred Stock
Preferred stock, shares authorized	588,000	588,000	588,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, purchase price liquidation preference	4,971,866	4,971,866	4,971,866
Preferred stock, shares issued	587,691	587,691	587,691
Preferred stock, shares outstanding	587,691	587,691	587,691
Series B Preferred Stock
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, purchase price liquidation preference	$ 9,108,000	$ 9,108,000	$ 9,108,000
Preferred stock, shares issued	1,821,600	1,821,600	1,821,600
Preferred stock, shares outstanding	1,821,600	1,821,600	1,821,600